Loans Receivable from Related Parties - Schedule of Loans Receivable from Related Party (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans receivable from related party, net		$ 650
Less: current portion		(650)
Loans receivable from related party, non-current